Issued Capital and Reserves	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves and Other Equity Interest [Abstract]
Issued Capital and Reserves	Issued Capital and Reserves
As of December 31, 2025, the number of shares outstanding with a notional amount attributable to each share of
€1 was 251,325,340. During the year ended December 31, 2025 we issued 10,475,287 shares for the acquisition of CureVac (see Note 5). The amount of shares outstanding as of December 31, 2025 excludes
7,702,147 shares held in treasury. As of December 31, 2024, the number of shares outstanding was
239,970,804, excluding 8,581,396 shares held in treasury.